Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	Brookfield Investment Funds
Central Index Key	0001520738
Amendment Flag	false
Document Creation Date	Apr. 26, 2018
Document Effective Date	Apr. 30, 2018
Prospectus Date	Apr. 30, 2018
Brookfield Global Listed Real Estate Fund | Class C
Prospectus:
Trading Symbol	BLRCX
Brookfield Global Listed Real Estate Fund | Class I
Prospectus:
Trading Symbol	BLRIX
Brookfield Global Listed Real Estate Fund | Class Y
Prospectus:
Trading Symbol	BLRYX
Brookfield Global Listed Real Estate Fund | Class A
Prospectus:
Trading Symbol	BLRAX
Brookfield Global Listed Infrastructure Fund | Class A
Prospectus:
Trading Symbol	BGLAX
Brookfield Global Listed Infrastructure Fund | Class C
Prospectus:
Trading Symbol	BGLCX
Brookfield Global Listed Infrastructure Fund | Class I
Prospectus:
Trading Symbol	BGLIX
Brookfield Global Listed Infrastructure Fund | Class Y
Prospectus:
Trading Symbol	BGLYX
Brookfield Real Assets Securities Fund | Class A
Prospectus:
Trading Symbol	RASAX
Brookfield Real Assets Securities Fund | Class C
Prospectus:
Trading Symbol	RASCX
Brookfield Real Assets Securities Fund | Class I
Prospectus:
Trading Symbol	RASIX
Brookfield Real Assets Securities Fund | Class Y
Prospectus:
Trading Symbol	RASYX
Brookfield U.S. Listed Real Estate Fund | Class A
Prospectus:
Trading Symbol	BRUAX
Brookfield U.S. Listed Real Estate Fund | Class C
Prospectus:
Trading Symbol	BRUCX
Brookfield U.S. Listed Real Estate Fund | Class I
Prospectus:
Trading Symbol	BRUIX
Brookfield U.S. Listed Real Estate Fund | Class Y
Prospectus:
Trading Symbol	BRUYX
Brookfield Real Assets Debt Fund | Class A
Prospectus:
Trading Symbol	RACAX
Brookfield Real Assets Debt Fund | Class C
Prospectus:
Trading Symbol	RACCX
Brookfield Real Assets Debt Fund | Class I
Prospectus:
Trading Symbol	RACIX
Brookfield Real Assets Debt Fund | Class Y
Prospectus:
Trading Symbol	RACYX